Revenues - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of revenue from contracts with customers [line items]
Total revenues	$ 909,270	$ 730,506
Subscription revenue
Disclosure of revenue from contracts with customers [line items]
Total revenues	322,000	298,763
Transaction-based revenue
Disclosure of revenue from contracts with customers [line items]
Total revenues	545,470	399,552
Hardware and other revenue
Disclosure of revenue from contracts with customers [line items]
Total revenues	$ 41,800	$ 32,191